SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

October 31, 2017

VIA EDGAR

Ms. Deborah O’Neal-Johnson

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 66 to the Registration Statement on
Form N-1A of BlackRock Asian Dragon Fund, Inc. (the “Fund”)

Dear Ms. O’Neal-Johnson:

On behalf of the Fund, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 66 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on October 31, 2017.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Fund’s responses to the telephonic comments provided by Deborah O’Neal-Johnson of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on June 14, 2017 regarding the Fund’s Post-Effective Amendment No. 59 to its Registration Statement filed with the Commission on May 1, 2017 for the purpose of revising the Fund’s name, benchmark index, investment strategy, risk factors, portfolio managers and fundamental and non-fundamental investment restrictions. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Fund. The Fund’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

October 31, 2017

Prospectus: Fees and Expenses of the Fund

Comment 1: The Staff notes that the Fee Table in the Fund’s prospectus includes a line item for Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements and footnote 3 that describes certain waivers. However, the described waivers do not reduce the Total Annual Fund Operating Expenses for any of the share classes. The Staff requests that the Fund remove the line items for Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements and footnote 3 from the Fee Table to comply with instruction 3(e) to Item 3 of Form N-1A.

Response: The Fund has reviewed the line items contained in the Fee Table and its related footnotes and believes that such disclosure is accurate, complete and useful information for investors.

Prospectus: Principal Investment Strategies of the Fund

Comment 2: The Staff notes that the section of the prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” includes disclosure on whether the Fund’s investments are limited by a company’s market capitalization. The Staff requests that the Fund consider adding similar disclosure to the “Fund Overview” section of the Fund’s prospectus.

Response: In response to the Staff’s comment, the Fund has added the following disclosure to the section of the prospectus entitled “Fund Overview—Key Facts About BlackRock Asian Dragon Fund, Inc.—Principal Investment Strategies of the Fund”:

“The Fund currently emphasizes companies with mid to large market capitalizations relative to their country and sector. The Fund’s investments are not, however, limited by a company’s market capitalization and the Fund may invest in companies with any market capitalization.”

Comment 3: Please confirm whether derivatives are valued using the mark-to-market value for purposes of the Fund’s 80% test. If not, please explain the basis for using another method of valuation.

Response: The Fund confirms that it intends to value derivatives using the mark-to-market value for purposes of its 80% test.

October 31, 2017

Comment 4: The Staff notes that the Fund may invest in convertible securities. The Staff requests confirmation that, if convertible securities are included as equity securities for purposes of the Fund’s 80% test, such convertible securities would have to be “in the money” at the time of purchase in order to be included, although such securities may remain as equity securities for purposes of the 80% test if they subsequently are “out of the money.”

Response: The Fund does not currently intend to include convertible securities as equity securities for purposes of the Fund’s 80% test. If the Fund exercises the conversion option of the security, the Fund will include the equity securities received in the conversion for purposes of the Fund’s 80% test.

Comment 5: The Staff notes that the sections entitled “Fund Overview—Key Facts About BlackRock Asian Dragon Fund,
Inc.—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies” state that the Fund considers a company to be located, or exercising the predominant part of its economic activity, in Asia, excluding Japan, “if at least 50% of the company’s (including any of its subsidiaries’) non-current assets, capitalization, gross revenues or profits have been located in Asia, excluding Japan, during one of the last two fiscal years.” The Staff requests that the Fund consider either (i) modifying the timeframe requirement above from “one of the last two fiscal years” to “the last fiscal year” or (ii) clarifying for the Staff why the timeframe requirement above only requires one of the last two fiscal years.

Response: In response to the Staff’s comment, the Fund has replaced the third bullet in the enumerated list in the sections of the prospectus entitled “Fund Overview—Key Facts About BlackRock Asian Dragon Fund, Inc.—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies” with the following:

“∎	at least 50% of the company’s (including any of its subsidiaries’) non-current assets, capitalization, gross revenues or profits have been located in Asia, excluding Japan, during the last fiscal year.”

Prospectus: How the Fund Invests

Comment 6: The Staff notes that the section entitled “Details About the Fund—How the Fund Invests—Other Strategies—Derivatives” lists the types of derivatives in which the Fund may invest. The Staff requests confirmation of whether this reflects all of the types of derivatives in which the Fund may invest.

October 31, 2017

Response: The Fund confirms that the derivatives listed in the section entitled “Details About the Fund—How the Fund Invests—Other Strategies—Derivatives” reflects all of the types of derivatives in which the Fund currently intends to invest.

Comment 7: The Staff requests that the Fund consider the observations concerning derivatives disclosure set forth in the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010.

Response: The Fund has reviewed the disclosure contained in the prospectus regarding the Fund’s proposed use of derivative instruments and the related risks and believes that such disclosure is accurate and complete and presented in an understandable manner.

Prospectus: Intermediary-Defined Sales Charge Waiver Policies

Comment 8: The Staff requests confirmation that the disclosure under the section entitled “Intermediary-Defined Sales Charge Waiver Policies” includes information relating to all financial intermediaries that offer intermediary-defined sales charge waivers with respect to the Fund. In addition, the Staff requests that the Fund consider whether the disclosure under such section includes sufficient information, including whether a sales charge will be waived in full or in part pursuant to this intermediary-defined sales charge waiver, for an investor in the Fund to determine the discounts such investor may receive pursuant to such a waiver.

Response: The Fund believes that, to its knowledge, the section entitled “Intermediary-Defined Sales Charge Waiver Policies” includes information relating to all financial intermediaries that offer intermediary-defined sales charge waivers with respect to the Fund, although the Fund cannot confirm the actions or policies of its financial intermediaries.

The Fund has received the information contained in the disclosure under the section entitled “Intermediary-Defined Sales Charge Waiver Policies” from its financial intermediary. The Fund believes that, to its knowledge, the disclosure under the section entitled “Intermediary-Defined Sales Charge Waiver Policies” includes sufficient information for an investor in the Fund to determine the discounts such investor may receive pursuant to such a waiver and that the intermediary-defined sales charge waivers disclosed under such section will be waived in full when applied. The Fund cannot confirm the actions or policies of its financial intermediaries.

*    *    *    *    *    *     *    *    *    *

October 31, 2017

The Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents.

Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Fund’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon